Supplementry Financial Statement Information - Schedule of Cost of Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Expenses [Line Items]
General and Administrative, Net		$ 4,557	$ 4,637	$ 4,429
Selling and Marketing, Net		1,197	1,148	1,201
Research and Development, Net		3,589	3,178	4,695
Cost of Revenues, Net		985	1,555	1,890
Cost of Revenues [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses			393
Consultants and subcontractors			112	247
Expenditure on materials (including inventory impairment loss)			1	2
Royalties			84
Cost of Revenues, Gross			590	249
Operating costs not attributed to projects (mainly salary and related expenses)	[1]	985	965	1,641
Onerous contract provision included in costs				8
Research and Development, Net [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		2,604	2,268	2,656
Consultants and subcontractors		342	388	441
Expenditure on materials (including inventory impairment loss)		56	70	1,020
Depreciation and other		200	104	486
Office maintenance		387	440	367
Research and Development, Gross		3,589	3,270	4,970
Less: Government Grants, see Note 2N			(92)	(275)
Selling and Marketing [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		908	918	953
Office maintenance		38	35	30
Project Promotion		35	58	84
Consultants		96	87	38
Other		120	50	96
General and Administrative [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		2,082	2,134	2,354
Depreciation and other		114	170	298
Office maintenance		183	175	117
Consultants and insurance		1,889	1,778	1,660
Allowance for credit losses		$ 289	$ 380

[1]	Cost and expenses relating to periods in which the plant did not operate in full capacity.